Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities Measurement
The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2024
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$59,732	$-	$-
Money market funds	69,144	-	-
Deposits	4,596	-	-
Short-term Bank deposits	144,843	-	-
Restricted deposits	1,330	-	-
Marketable securities	-	410,956	-
Asset derivatives (included in other receivables)	-	1,413	-
Earn-out	-	-	(12,118)
Total	$279,645	$412,369	$(12,118)

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2023
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$99,293	$-	$-
Money market funds	79,621	-	-
Deposits	4,760	-	-
Bank deposits	85,893	-	-
Restricted deposits	1,299	-	-
Marketable securities	-	476,138	-
Asset derivatives (located in other receivables)	-	971	-
Liability derivatives (located in other account payables and accrued expenses)	-	(87)	-
Total	$270,866	$477,022	$-

Schedule of Fair Value of Earn Out
The following table sets forth a summary of the changes in the fair value of the earn-out:

Fair value
Fair value as of December 31, 2023	$-
Acquisition of AutoDS (Note 3)	(14,116)
Payment	5,200
Change in fair value	(3,202)
Fair value as of December 31, 2024	$(12,118)